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1933 Act/Rule 497(j)

May 22, 2026

Virtus Investment Trust

101 Munson Street

Greenfield, Massachusetts 01301

Telephone: 860-263-4790

Facsimile: 860-241-1028

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Investment Trust
File Nos. 33-36528 and 811-06161

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on May 20, 2026 and effective on May 21, 2026.

Very truly yours,

/s/ Jennifer Fromm

Jennifer Fromm

Vice President,

Chief Legal Officer,

Counsel and Secretary

Virtus Investment Trust

cc: Ralph Summa

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